Basis of Presentation and Significant Accounting Policies - Other Supplemental Lease Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating leases weighted-average remaining contractual lease term	6 years 9 months 18 days
Operating lease weighted-average discount rate	3.50%
Operating cash flows from operating leases	$ 346
(Gains)/losses on sale and leaseback transactions, net	(29)
ROU assets obtained in exchange for new operating lease liabilities	$ 326